LOANS	12 Months Ended
Dec. 31, 2011
Loans
LOANS

NOTE 3 - LOANS

The components of loans are as follows:

	At December 31,
	2011	2010
Real estate loans:
One-to-four family	$115,540,320	$120,609,290
Multi-family	39,481,726	25,320,664
Commercial	128,656,804	130,031,058
Construction and land	44,192,020	52,504,983
	327,870,870	328,465,995

Commercial business	48,676,963	51,750,005

Consumer:
Home equity	19,139,850	20,957,605
Automobile and other	1,414,711	1,655,166
	20,554,561	22,612,771

Total gross loans	397,102,394	402,828,771
Less undisbursed portion of construction loans	(1,725,311)	(9,589,505)
Less deferred loan origination costs (fees), net	46,825	56,767
Less allowance for loan losses	(7,789,262)	(5,728,395)

	$387,634,646	$387,567,638

 The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership. Changes in these loans for the years ended December 31, 2011 and 2010 are summarized as follows:

	Year Ended
	December 31,
	2011	2010
Balance, beginning of year	$10,347,217	$10,060,907
Additions	9,753,434	1,549,743
Repayments	(695,809)	(598,253)
Change in status of borrower	(2,000)	(665,180)

Balance, end of year	$19,402,842	$10,347,217

The loan portfolio includes a concentration of loans in commercial real estate amounting to approximately $128,657,000 and $130,031,000 as of December 31, 2011 and 2010, respectively. The loans are expected to be repaid from cash flows or from proceeds from the sale of selected assets of the borrowers. The concentration of credit within commercial real estate is taken into consideration by management in determining the allowance for loan losses. The Company’s opinion as to the ultimate collectibility of these loans is subject to estimates regarding future cash flows from operations and the value of the property, real and personal, pledged as collateral. These estimates are affected by changing economic conditions and the economic prospects of borrowers.

On occasion, the Company originates loans secured by single-family dwellings with high loan to value ratios exceeding 90%. The Company does not consider the level of such loans to be a significant concentration of credit as of December 31, 2011 or 2010.

The recorded investment in loans does not include accrued interest and loan origination fees due to immateriality.

The following tables present our past-due loans, segregated by class, as of December 31:

December 31, 2011

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$679,214	$49,977	$946,915	$1,676,106	$113,864,214	$115,540,320	$404,984
Multi-family	—	—	235,837	235,837	39,245,889	39,481,726	—
Commercial	—	1,745,863	762,168	2,508,031	126,148,773	128,656,804	—
Construction and land	155,125	229,500	7,130,658	7,515,283	36,676,737	44,192,020	—
	834,339	2,025,340	9,075,578	11,935,257	315,935,613	327,870,870	404,984

Commercial business	202,874	126,674	193,697	523,245	48,153,718	48,676,963	—

Consumer:
Home equity	109,795	123,527	141,777	375,099	18,764,751	19,139,850	—
Automobile and other	—	—	—	—	1,414,711	1,414,711	—
	109,795	123,527	141,777	375,099	20,179,462	20,554,561	—

Total	$1,147,008	$2,275,541	$9,411,052	$12,833,601	$384,268,793	$397,102,394	$404,984

December 31, 2010

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$1,720,358	$280,962	$1,566,637	$3,567,957	$117,041,333	$120,609,290	$80,886
Multi-family	905,719	—	505,964	1,411,683	23,908,981	25,320,664	—
Commercial	506,017	217,380	1,200,761	1,924,158	128,106,900	130,031,058	—
Construction and land	—	—	6,147,208	6,147,208	46,357,775	52,504,983	—
	3,132,094	498,342	9,420,570	13,051,006	315,414,989	328,465,995	80,886

Commercial business	—	—	43,118	43,118	51,706,887	51,750,005	11,842

Consumer:
Home equity	119,671	55,466	367,304	542,441	20,415,164	20,957,605	—
Automobile and other	—	297	—	297	1,654,869	1,655,166	—
	119,671	55,763	367,304	542,738	22,070,033	22,612,771	—
Total	$3,251,765	$554,105	$9,830,992	$13,636,862	$389,191,909	$402,828,771	$92,728

All loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, there is reasonable probability of loss of principal or collection of additional interest is deemed insufficient to warrant further accrual. Generally, we place all loans 90 days or more past due on non-accrual status. However, exceptions may occur when a loan is in process of renewal, but it has not yet been completed. In addition, we may place any loan on non-accrual status if any part of it is classified as loss or if any part has been charged-off. When a loan is placed on non-accrual status, total interest accrued and unpaid to date is reversed Subsequent payments are either applied to the outstanding principal balance or recorded as interest income, depending on the assessment of the ultimate collectability of the loan.

Year-end non-accrual loans, segregated by class, are as follows:

	At December 31,
	2011	2010
Real estate loans:
One-to-four family	$1,203,351	$2,950,416
Multi-family	1,119,696	505,964
Commercial	762,168	1,698,202
Construction and land	7,690,156	6,612,127
	10,775,371	11,766,709

Commercial business	249,695	31,277

Consumer:
Home equity	141,777	451,194
	141,777	451,194
Total non-accrual loans	$11,166,843	$12,249,180

A summary analysis of the allowance for loan losses follows:

	Year Ended
	December 31,
	2011	2010
Balance, beginning	$5,728,395	$6,316,829
Provision for loan losses	5,292,000	2,573,000
Loans charged-off	(3,369,852)	(3,309,666)
Recoveries	138,719	148,232

Balance, ending	$7,789,262	$5,728,395

 The following table presents the activity in the allowance for loan losses for the year ended December 31, 2011. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

December 31, 2011

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,161,865	$(421,102)	$37,211	(504)	$777,470
Multi-family	299,964	(227,662)	—	707,378	779,680
Commercial	1,043,023	(378,921)	7,740	485,272	1,157,114
Construction and land	2,151,810	(1,753,982)	71,474	3,465,271	3,934,573
	4,656,662	(2,781,667)	116,425	4,657,417	6,648,837

Commercial business	868,572	(482,744)	22,294	561,547	969,669

Consumer
Home equity	193,756	(105,441)	—	44,919	133,234
Automobile and other	9,405	—	—	28,117	37,522
	203,161	(105,441)	—	73,036	170,756

Total	$5,728,395	$(3,369,852)	$138,719	$5,292,000	$7,789,262

The following tables separate the allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively as of December 31, 2011, and 2010.

December 31, 2011

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$383,825	$393,645	$777,470	$2,531,092	$113,009,228	$115,540,320
Multi-family	356,260	423,420	779,680	3,640,570	35,841,156	39,481,726
Commercial	98,754	1,058,360	1,157,114	3,357,048	125,299,756	128,656,804
Construction and land	2,080,706	1,853,867	3,934,573	7,845,281	36,346,739	44,192,020
	2,919,545	3,729,292	6,648,837	17,373,991	310,496,879	327,870,870

Commercial business	161,786	807,883	969,669	1,563,746	47,113,217	48,676,963

Consumer:
Home equity	13,814	119,420	133,234	651,248	18,488,602	19,139,850
Automobile and other	—	37,522	37,522	—	1,414,711	1,414,711
	13,814	156,942	170,756	651,248	19,903,313	20,554,561

Total	$3,095,145	$4,694,117	$7,789,262	$19,588,985	$377,513,409	$397,102,394

December 31, 2010

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$292,589	$905,529	$1,198,118	$3,911,857	$116,697,433	$120,609,290
Multi-family	125,604	174,360	299,964	1,864,849	23,455,815	25,320,664
Commercial	26,558	1,043,023	1,069,581	5,108,802	124,922,256	130,031,058
Construction and land	1,670,208	418,791	2,088,999	6,982,940	45,522,043	52,504,983
	2,114,959	2,541,703	4,656,662	17,868,448	310,597,547	328,465,995

Commercial business	12,766	855,806	868,572	635,231	51,114,774	51,750,005

Consumer:
Home equity	—	193,756	193,756	568,717	20,388,888	20,957,605
Automobile and other	—	9,405	9,405	—	1,655,166	1,655,166
	—	203,161	203,161	568,717	22,044,054	22,612,771

Total	$2,127,725	$3,600,670	$5,728,395	$19,072,396	$383,756,375	$402,828,771

Credit Quality Indicators: As part of the on-going monitoring of the credit quality of the Company’s loan portfolio, management categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt and comply with various terms of their loan agreements. The Company considers current financial information, historical payment experience, credit documentation, public information and current economic trends. Generally, all sizeable credits receive a financial review no less than annually to monitor and adjust, if necessary, the credit’s risk profile. Credits classified as watch generally receive a review more frequently than annually. The risk category of homogeneous loans such as consumer loans and smaller balance loans is evaluated when the loan becomes delinquent. For special mention, substandard, and doubtful credit classifications, the frequency of review is increased to no less than quarterly in order to determine potential impact on credit loss estimates.

The Company categorizes loans into the following risk categories based on relevant information about the ability of borrowers to service their debt:

Pass - A pass asset is well protected by the current worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell, of any underlying collateral in a timely manner. Pass assets also include certain assets considered watch, which are still protected by the worth and paying capacity of the borrower but deserve closer attention and a higher level of credit monitoring.

Special Mention - A special mention asset has potential weaknesses that deserve management’s close attention. The asset may also be subject to a weak or speculative market or to economic conditions, which may, in the future adversely affect the obligor. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Special mention assets are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

Substandard - A substandard asset is an asset with a well-defined weakness that jeopardizes repayment, in whole or in part, of the debt. These credits are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. These assets are characterized by the distinct possibility that the institution will sustain some loss of principal and/or interest if the deficiencies are not corrected. It is not necessary for a loan to have an identifiable loss potential in order to receive this rating.

Doubtful - An asset that has all the weaknesses inherent in the substandard classification, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable. The possibility of loss is extremely likely, but it is not identified at this point due to pending factors.

Loss - An asset, or portion thereof, classified as loss is considered uncollectible and of such little value that its continuance on the Company’s books as an asset is not warranted. This classification does not necessarily mean that an asset has no recovery or salvage value; but rather, there is much doubt about whether, how much, or when the recovery would occur. As such, it is not practical or desirable to defer the write-off. Therefore, there is no balance to report at December 31, 2011.

The following tables present our credit quality indicators as of December 31, 2011, and 2010:

December 31, 2011

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$111,752,817	$1,245,332	$2,126,651	$415,520	$115,540,320
Multi-family	35,841,156	—	3,640,570	—	39,481,726
Commercial	117,634,711	3,856,453	7,061,405	104,235	128,656,804
Construction and land	25,903,980	950,000	17,338,040	—	44,192,020
	291,132,664	6,051,785	30,166,666	519,755	327,870,870

Commercial business	44,805,581	474,961	3,396,421	—	48,676,963

Consumer:
Home equity	17,980,458	471,386	688,006	—	19,139,850
Automobile and other	1,411,319	—	3,392	—	1,414,711
	19,391,777	471,386	691,398	—	20,554,561

Total	$355,330,022	$6,998,132	$34,254,485	$519,755	$397,102,394

December 31, 2010

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$114,935,462	$1,052,773	$2,578,679	$2,042,376	$120,609,290
Multi-family	23,455,816	—	1,358,884	505,964	25,320,664
Commercial	113,169,937	11,332,714	5,458,407	70,000	130,031,058
Construction and land	45,232,786	605,162	5,094,896	1,572,139	52,504,983
	296,794,001	12,990,649	14,490,866	4,190,479	328,465,995

Commercial business	45,833,013	5,281,761	635,231	—	51,750,005

Consumer:
Home equity	19,725,070	145,534	827,396	259,605	20,957,605
Automobile and other	1,655,166	—	—	—	1,655,166
	21,380,236	145,534	827,396	259,605	22,612,771
Total	$364,007,250	$18,417,944	$15,953,493	$4,450,084	$402,828,771

The following tables provide details of impaired loans, segregated by class, as of December 31, 2011, and 2010. The unpaid contractual balance represents the recorded balance prior to any partial charge-offs. The recorded investment represents customer balances net of any partial charge-offs recognized on the loans.

December 31, 2011

	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real Estate Loans:
One-to-four family	$799,309	$799,309	$—	$1,556,530	$33,329	$5,193
Multi-family	387,757	235,837	—	2,190,031	88,194	3,995
Commercial	1,954,587	1,954,587	—	3,226,800	179,230	2,012
Construction and land	2,227,340	1,976,340	—	3,837,418	3,876	—
	5,368,993	4,966,073	—	10,810,779	304,629	11,200

Commercial business	270,304	270,304	—	460,871	13,465	—

Consumer:
Home equity	637,433	637,434	—	583,781	21,051	—
Automobile and other	—	—	—	—	—	—
	637,433	637,434	—	583,781	21,051	—
Subtotal	$6,276,730	$5,873,811	$—	$11,855,431	$339,145	$11,200

With an allowance recorded:
Real Estate Loans:
One-to-four family	$1,731,783	$1,731,783	$383,825	$1,114,300	$3,144	$—
Multi-family	3,404,733	3,404,733	356,260	1,790,613	19,853	—
Commercial	1,402,461	1,402,461	98,754	619,241	38,585	4,827
Construction and land	6,799,046	5,868,941	2,080,706	3,003,567	—	—
	13,338,023	12,407,918	2,919,545	6,527,721	61,582	4,827

Commercial business	1,293,442	1,293,442	161,786	642,990	24,732	—

Consumer:
Home equity	13,814	13,814	13,814	23,851	—	—
Automobile and other	—	—	—	2,368	—	—
	13,814	13,814	13,814	26,219	—	—
Subtotal	$14,645,279	$13,715,174	$3,095,145	$7,196,930	$86,314	$4,827
Total	$20,922,009	$19,588,985	$3,095,145	$19,052,361	$425,459	$16,027

December 31, 2010

	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real Estate Loans:
One-to-four family	$2,722,577	$2,722,577	$—
Multi-family	1,358,885	1,358,885	—
Commercial	5,414,205	4,990,315	—
Construction and land	1,300,482	921,482	—
	10,796,149	9,993,259	—

Commercial business	617,248	520,877	—

Consumer:
Home equity	568,717	568,717	—
Automobile and other	—	—	—
	568,717	568,717	—
Subtotal	$11,982,114	$11,082,853	$—

With an allowance recorded:
Real Estate Loans:
One-to-four family	$1,281,704	$1,189,280	$292,589
Multi-family	505,964	505,964	125,604
Commercial	118,487	118,487	26,558
Construction and land	6,828,663	6,061,458	1,670,208
	8,734,818	7,875,189	2,114,959

Commercial business	114,354	114,354	12,766

Consumer:
Home equity	—	—	—
Automobile and other	—	—	—
	—	—	—
Subtotal	$8,849,172	$7,989,543	$2,127,725
Total	$20,831,286	$19,072,396	$2,127,725

The following table presents additional information for impaired loans as of December 31, 2010.

Average Recorded Investment	$23,648,902
Interest Income Recognized	562,527
Cash-Basis Income Recognized	122,724

Troubled Debt Restructurings:

The Company has allocated $1,275,718 of specific reserves on $9,349,510 of loans to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2011. There were no allocations of specific reserves on $250,033 of loans to customers whose loan terms were modified in troubled debt restructurings as of December 31, 2010. The Company has no commitments to lend additional amounts as of December 31, 2011 and 2010 to customers with outstanding loans that are classified as troubled debt restructurings.

During the year ending December 31, 2011, the terms of $11,385,750 of loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan were for periods ranging from 11 months to three years.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ending December 31, 2011:

December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	2	$1,025,174	$1,025,174
Multi-family	2	5,894,771	5,894,771
Commercial	1	657,933	657,933
Construction and land	2	3,413,137	2,232,002
	7	10,991,015	9,809,880

Commercial Business	1	55,998	55,998

Consumer:
Home equity	2	338,737	338,737

Total	10	$11,385,750	$10,204,615

The troubled debt restructurings described above resulted in a net increase in the allowance for loan losses of $1,275,718 and charge offs of $1,181,135 during the year ending December 31, 2011.

There are no troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ending December 31, 2011.